EQUITY BASED COMPENSATION - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocation of share based compensation accelarated costs			$ 251,900
Allocated share based compensation expense	$ 254,028	$ 209,380	530,929
Share based compensation by share based payment arrangment unrecognized compensation	362,618
Share based compensation by share based payment award options and equity instruments other than options vested grant date fair value	152,300	96,200	120,800
Share based compensation by share based payment award options and equity instruments other than options vested aggregate intrinsic value	12,400
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value	$ 100	$ 0	100
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value	$ 0.00001	$ 0.00001
WWE Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value	0.01
TKO Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value	$ 0.00001
CEO And Executive Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangment unrecognized compensation	$ 113,600
Two Thousand And Twenty One Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense	200,278	$ 180,757	$ 253,543
Share based compensation by share based payment arrangment unrecognized compensation	$ 233,241
Share based compensation by share based payment arrangement unrecognized compensation remaining period for recognition	2 years 2 months 12 days
Share based compensation arrangement, terms of award	The terms of each award, including vesting and forfeiture, are fixed by the administrator of the 2021 Plan. Key grant terms include one or more of the following: (a) time-based vesting over a two to five year period or full vesting at grant; (b) market-based vesting conditions at graduated levels upon the Company’s attainment of certain market price per share thresholds; and (c) expiration dates (if applicable). Granted awards may include time-based vesting conditions only, market-based vesting conditions only, or both.
Two Thousand And Twenty One Incentive Award Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for future issuance	34,024,998
Two Thousand And Twenty One Incentive Award Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement weighted average grant date of fair value of options granted	$ 9.92	$ 12.57	$ 9.72
TKO Two Thousand And Twenty Three Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense	$ 6,724	$ 0	$ 0
Share based compensation by share based payment arrangment unrecognized compensation	$ 66,958
Share based compensation by share based payment arrangement unrecognized compensation remaining period for recognition	2 years 3 months 25 days
TKO Two Thousand And Twenty Three Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity instruments other than options granted	935,536
Weighted average grant-date fair value, granted	$ 91.23
Two Thousand And Twenty Three Incentive Award Plan [Member] | TKO Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for future issuance	10,000,000
Ceo And Executive Chairman Market Based Incentive Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense	$ 56,500	$ 76,700	$ 74,800
Share based compensation by share based payment arrangement unrecognized compensation remaining period for recognition	2 years 1 month 9 days
Ceo And Executive Chairman Market Based Incentive Awards [Member] | Executive Chairman [Member] | Performing Vesting Restricted Stock Units [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement, number of shares vested			0.333333
Ceo And Executive Chairman Market Based Incentive Awards [Member] | CEO And Executive Chairman [Member] | Performing Vesting Restricted Stock Units [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement,Volume weighted average price per share			$ 24.00